Performance Management - Inside Ownership 100 ETF	May 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of returns over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) is not a guarantee of future results. Once available, updated performance information will be posted on the Fund's website at www.insideownership100.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns,
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented
Performance Availability Website Address [Text]	www.insideownership100.com.